TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes Recoverable
VAT recoverable	$ 3,144	$ 5,779	$ 3,376
GST recoverable	82	105	153
Income taxes recoverable	2,117	485
Total taxes recoverable	$ 5,343	$ 6,369	$ 3,529